Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Javelin Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001411903
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
JETS(SM) Contrarian Opportunities Index Fund (Prospectus Summary) | JETS(SM) Contrarian Opportunities Index Fund | JETS(SM) Contrarian Opportunities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCO

JETS(SM) Contrarian Opportunities Index Fund (Prospectus Summary) | JETS(SM) Contrarian Opportunities Index Fund
JETS Contrarian Opportunities Index Fund
Ticker:   JCO

Stock Exchange: NYSE Arca

Investment Objective
The Fund, an exchange-traded fund, seeks performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of securities that are consistent with contrarian principles.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Annual Fund Operating Expenses		JETS(SM) Contrarian Opportunities Index Fund
Management Fees		0.58%
Distribution and/ or Service (12b-1) Fees		none
Other Expenses		0.55%
Total Annual Fund Operating Expenses Before Waiver		1.13%
Fee Waiver and/or Expense Reimbursement	[1]	0.55%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.58%
[1]	Javelin Investment Management, LLC has contractually agreed to waive its management fee and/or pay certain operating expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.58% of average net assets per year, at least until April 30, 2012. The waiver arrangements cannot be terminated prior to April 30, 2012.

Example
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
JETS(SM) Contrarian Opportunities Index Fund	59	186	323	725

Portfolio Turnover
The Fund pays transaction-related costs when it buys and sells securities (or
"turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or the above example, affect fund performance. For the period from April 9, 2010 (the date the Fund commenced operations) through December 31,
2010, the Fund's portfolio turnover rate was 37.76% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Dow Jones U.S. Contrarian Opportunities IndexSM
(the "Target Index"). As its primary strategy, the Fund generally attempts to track the performance of the Target Index by using a representative sampling strategy, pursuant to which the Fund's assets may not be invested in substantially all of the securities that make up the Target Index, and/or the
Fund's weightings in each security may differ from those of Target Index. The
Fund may invest a portion of its assets in securities not included in its Target
Index but which the Adviser or Sub-Adviser believes will help the Fund track its
Target Index.

Contrarian investing refers to the investment style that seeks to identify and invest in public companies that are temporarily out of favor.

Dow Jones U.S. Contrarian Opportunities IndexSM

The Dow Jones U.S Contrarian Opportunities IndexSM is an index maintained by Dow
Jones Indexes based on a stringent and published methodology. The Target Index is an equal-weighted index consisting of 125 securities, each of which is a domestic security. As of March 31, 2011, the Target Index's three largest stocks were Weight Watchers International, MetroPCS Communications and Cephalon Inc.
and its three largest industries were Healthcare, Consumer Services and
Technology.  As of March 31, 2011, the capitalization of companies represented in the Target Index ranged from  $147 million to  $443.2 billion, and the average market capitalization of the companies in the Target Index was  $15.7 billion.
The Fund uses a representative sampling strategy in seeking to track the Target
Index . The securities composing the Target Index include equity securities of
U.S. companies (including common stocks).

Risks
The Fund is subject to certain risks. The principal risks to which the Fund is subject are described below.

     ·   Stock Market Risk: the risk that stock prices
         overall will decline over a given period of
         time. The Fund's total return, like stock prices
         generally, will fluctuate within a wide range,
         so an investor could lose money over short or
         even long periods. Stock markets tend to be
         volatile, with periods of rising prices and
         periods of falling prices.

     ·   Index Risk: the risk that stocks in the Target
         Index may underperform stock market investments
         that track other markets, segments or sectors.
         The Sub-Adviser does not actively manage the
         Fund and therefore does not attempt to analyze,
         quantify or control the risks associated with
         investing in stocks of companies in the Target
         Index.

     ·   Tracking Error Risk: the risk that the Fund will
         not provide investment performance tracking the
         Target Index. The Fund's return may not match
         the return of the Target Index for a number of
         reasons. For example, the Fund incurs a number
         of operating expenses not applicable to the
         Target Index, and incurs costs in buying and
         selling securities, especially when rebalancing
         the Fund's securities holdings to reflect
         changes in the composition of the Target Index.
         Since the Target Index components may change on
         a quarterly basis, the Fund's costs associated
         with rebalancing may be greater than those
         incurred by other exchange-traded funds that
         track indices whose composition changes less
         frequently. In addition, if the Fund employs a
         representative sampling strategy, the stocks
         held by the Fund may provide performance that
         differs significantly from the aggregate
         performance of all of the stocks comprising the
         Target Index.

     ·   Replication Management Risk: the risk that
         because the Fund is not "actively" managed, it
         would not usually sell a stock because the
         stock's issuer was in financial trouble unless
         that stock is removed from the Fund's Target
         Index.

     ·   Small- and Mid-Capitalization Risk: the risk
         that these stocks may be volatile. Historically,
         these stocks have been more volatile in price
         than the large-capitalization stocks.

     ·   Market Price Risk: the risk associated with the
         fact that the shares of the Fund are listed on
         the New York Stock Exchange Arca ™, Inc. ("NYSE
         Arca™ ") and can be bought and sold in the
         secondary market at market prices. Although it
         is expected that the market price of the Fund
         shares typically will approximate its Net Asset
         Value (" NAV "), there may be times when the
         market price and the NAV differ significantly.
         Thus, the investor may pay more than NAV when
         buying Fund shares on the secondary market, and
         may receive less than NAV when the investor
         sells Fund shares.

     ·   Trading Halts Risk: the risk that trading of the
         Fund shares on the NYSE Arca ™ may be halted if
         NYSE Arca™ officials deem such action
         appropriate in the interest of a fair and
         orderly market or to protect investors, if the
         Fund shares are delisted from the NYSE Arca™ or
         if the activation of market-wide "circuit
         breakers" halts stock trading generally. If
         trading is halted, investors may not be able to
         dispose of Fund shares that they own.

Performance Information
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
JETS(SM) Contrarian Opportunities Index Fund (Prospectus Summary) | JETS(SM) Contrarian Opportunities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	JETS Contrarian Opportunities Index Fund
Risk/Return, Supplement Text Block	ck0001411903_SupplementTextBlock
Ticker:   JCO

Stock Exchange: NYSE Arca

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund, an exchange-traded fund, seeks performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of securities that are consistent with contrarian principles.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction-related costs when it buys and sells securities (or
"turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or the above example, affect fund performance. For the period from April 9, 2010 (the date the Fund commenced operations) through December 31,
2010, the Fund's portfolio turnover rate was 37.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.76%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund employs a "passive management"-or indexing-investment approach designed to track the performance of the Dow Jones U.S. Contrarian Opportunities IndexSM
(the "Target Index"). As its primary strategy, the Fund generally attempts to track the performance of the Target Index by using a representative sampling strategy, pursuant to which the Fund's assets may not be invested in substantially all of the securities that make up the Target Index, and/or the
Fund's weightings in each security may differ from those of Target Index. The
Fund may invest a portion of its assets in securities not included in its Target
Index but which the Adviser or Sub-Adviser believes will help the Fund track its
Target Index.

Contrarian investing refers to the investment style that seeks to identify and invest in public companies that are temporarily out of favor.

Dow Jones U.S. Contrarian Opportunities IndexSM

The Dow Jones U.S Contrarian Opportunities IndexSM is an index maintained by Dow
Jones Indexes based on a stringent and published methodology. The Target Index is an equal-weighted index consisting of 125 securities, each of which is a domestic security. As of March 31, 2011, the Target Index's three largest stocks were Weight Watchers International, MetroPCS Communications and Cephalon Inc.
and its three largest industries were Healthcare, Consumer Services and
Technology.  As of March 31, 2011, the capitalization of companies represented in the Target Index ranged from  $147 million to  $443.2 billion, and the average market capitalization of the companies in the Target Index was  $15.7 billion.
The Fund uses a representative sampling strategy in seeking to track the Target
Index . The securities composing the Target Index include equity securities of
U.S. companies (including common stocks).

Risk, Heading	rr_RiskHeading	Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is subject to certain risks. The principal risks to which the Fund is subject are described below.

     ·   Stock Market Risk: the risk that stock prices
         overall will decline over a given period of
         time. The Fund's total return, like stock prices
         generally, will fluctuate within a wide range,
         so an investor could lose money over short or
         even long periods. Stock markets tend to be
         volatile, with periods of rising prices and
         periods of falling prices.

     ·   Index Risk: the risk that stocks in the Target
         Index may underperform stock market investments
         that track other markets, segments or sectors.
         The Sub-Adviser does not actively manage the
         Fund and therefore does not attempt to analyze,
         quantify or control the risks associated with
         investing in stocks of companies in the Target
         Index.

     ·   Tracking Error Risk: the risk that the Fund will
         not provide investment performance tracking the
         Target Index. The Fund's return may not match
         the return of the Target Index for a number of
         reasons. For example, the Fund incurs a number
         of operating expenses not applicable to the
         Target Index, and incurs costs in buying and
         selling securities, especially when rebalancing
         the Fund's securities holdings to reflect
         changes in the composition of the Target Index.
         Since the Target Index components may change on
         a quarterly basis, the Fund's costs associated
         with rebalancing may be greater than those
         incurred by other exchange-traded funds that
         track indices whose composition changes less
         frequently. In addition, if the Fund employs a
         representative sampling strategy, the stocks
         held by the Fund may provide performance that
         differs significantly from the aggregate
         performance of all of the stocks comprising the
         Target Index.

     ·   Replication Management Risk: the risk that
         because the Fund is not "actively" managed, it
         would not usually sell a stock because the
         stock's issuer was in financial trouble unless
         that stock is removed from the Fund's Target
         Index.

     ·   Small- and Mid-Capitalization Risk: the risk
         that these stocks may be volatile. Historically,
         these stocks have been more volatile in price
         than the large-capitalization stocks.

     ·   Market Price Risk: the risk associated with the
         fact that the shares of the Fund are listed on
         the New York Stock Exchange Arca ™, Inc. ("NYSE
         Arca™ ") and can be bought and sold in the
         secondary market at market prices. Although it
         is expected that the market price of the Fund
         shares typically will approximate its Net Asset
         Value (" NAV "), there may be times when the
         market price and the NAV differ significantly.
         Thus, the investor may pay more than NAV when
         buying Fund shares on the secondary market, and
         may receive less than NAV when the investor
         sells Fund shares.

     ·   Trading Halts Risk: the risk that trading of the
         Fund shares on the NYSE Arca ™ may be halted if
         NYSE Arca™ officials deem such action
         appropriate in the interest of a fair and
         orderly market or to protect investors, if the
         Fund shares are delisted from the NYSE Arca™ or
         if the activation of market-wide "circuit
         breakers" halts stock trading generally. If
         trading is halted, investors may not be able to
         dispose of Fund shares that they own.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because the Fund has not yet completed a full calendar year of investment operations as of the date of this Prospectus.
JETS(SM) Contrarian Opportunities Index Fund (Prospectus Summary) | JETS(SM) Contrarian Opportunities Index Fund | JETS(SM) Contrarian Opportunities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
JETS(SM) Contrarian Opportunities Index Fund | JETS(SM) Contrarian Opportunities Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/ or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses Before Waiver	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	323
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	725

[1]	Javelin Investment Management, LLC has contractually agreed to waive its management fee and/or pay certain operating expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.58% of average net assets per year, at least until April 30, 2012. The waiver arrangements cannot be terminated prior to April 30, 2012.